Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 14, 2022	Aug. 11, 2022	Dec. 31, 2022	Mar. 02, 2022	Dec. 31, 2021
Conversion of Stock [Line Items]
Common Stock, Shares Authorized			1,000,000,000		134,050,472
Common Stock, Voting Rights			one vote
Preferred stock, authorized			10,000,000	10,000,000	0
Preferred stock, shares issued			0		0
Preferred stock, Outstanding			0		0
Common Stock, Shares, Outstanding		23,648,889	125,257,233		18,221,069
Percentage of total aggregate number (or volume) of shares of Common Stock traded on The Nasdaq Capital Market	20.00%
Sale of Stock, Price Per Share	$ 0.2
Percentage of the aggregate number of shares of common stock issued and outstanding immediately prior to the execution of the agreement.		19.99%
Stock issued during period, shares, issued for services			171,008
Deferred offering costs			$ 0.7		$ 3.4
Common Stock Purchase Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, issued for services		171,008	171,008
Common Class A [Member] | Common Stock Purchase Agreement [Member]
Conversion of Stock [Line Items]
Common Stock, Value, Subscriptions		$ 75.0